Share Capital And Capital Management (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Equity and Capital Management [Abstract]
Schedule of consolidated balance sheets
	Pre-Reverse Split	Adjustments	Post-Reverse Split
Number of shares
– authorized	50,000,000	(40,000,000)	10,000,000
– issued and fully paid	41,948,748	(33,558,998)	8,389,750
Value (US$)	39,139	—	39,139

Additional paid-in capital
Value (US$)	377,538	—	377,538

Total share capital
Value (US$)	416,677	—	416,677

	Pre-Reverse Split	Adjustments	Post-Reverse Split
Number of shares
– authorized	50,000,000	(40,000,000)	10,000,000
– issued and fully paid	41,948,748	(33,558,998)	8,389,750
Value (US$)	39,139	—	39,139

Additional paid -in capital
Value (US$)	377,538	—	377,538

Total share capital
Value (US$)	416,677	—	416,677

Schedule of consolidated statements of profit or loss
	Pre-Reverse Split	Adjustments	Post-Reverse Split
Earnings per share
– basic and diluted	0.08	0.32	0.40

Weighted average number of shares in issue for the year
– basic and diluted	41,948,748	(33,558,998)	8,389,750
	Pre-Reverse Split	Adjustments	Post-Reverse Split
Earnings per share
– basic and diluted	0.05	0.20	0.25

Weighted average number of shares in issue for the year
– basic and diluted	41,948,748	(33,558,998)	8,389,750

	Pre-Reverse Split	Adjustments	Post-Reverse Split
Earnings per share
– basic and diluted	0.05	0.18	0.23

Weighted average number of shares in issue for the year
– basic and diluted	41,948,748	(33,558,998)	8,389,750
	Pre-Reverse Split	Adjustments	Post-Reverse Split
Earnings per share
– basic and diluted	0.12	0.49	0.61

Weighted average number of shares in issue for the year
– basic and diluted	41,948,748	(33,558,998)	8,389,750